BORROWINGS AND NOTES PAYABLE (Schedule of Changes in Debentures, Including Cash Flows From Financing Activities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	₪ 243		₪ 625
Notes payable, including current maturities	1,123		1,298
Interest payable		[1]	21
Borrowings	1,366		₪ 1,944
Cash flows from (used in) financing activities, net [Member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings, including current maturities	(382)
Notes payable, including current maturities	(174)
Interest payable	(69)
Borrowings	625
Non cash movements CPI adjustments and other finance costs [Member]
Disclosure of detailed information about borrowings [line items]
Notes payable, including current maturities	(1)
Interest payable	48
Borrowings	₪ 47

[1]	Representing an amount of less than 1 million.